Shareholders' Equity (Details)							1 Months Ended		12 Months Ended
	Nov. 15, 2024 $ / shares shares	Oct. 21, 2024	Jun. 27, 2024 USD ($)	Jun. 27, 2024 JPY (¥)	Jan. 26, 2024 USD ($) $ / shares shares	Jan. 13, 2022 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 JPY (¥)	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)	Mar. 14, 2025 USD ($)	Mar. 14, 2025 JPY (¥)	Jun. 27, 2024 JPY (¥)
Shareholders’ Equity [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)					5,970,152
Purchase price (in Dollars per share) | $ / shares					$ 6.7
Sale of shares (in Shares)	625,000				597,015	6,250,000
Proceeds from issuance of common stock | $					$ 4,000,000					$ 3,747,282
Public price per share (in Dollars per share) | $ / shares	$ 40					$ 4
Ordinary shares issued (in Shares)	25,000						42,327,806		42,327,806	42,220,206
Gross proceeds from IPO | $						$ 25,000,000
Net proceeds | $						$ 21,400,000
Change in stock conversion ratio, stock split, description		On October 21, 2024, the Company approved a change of the ratio of its ADSs to its ordinary shares from one ADS representing one ordinary share to one ADS representing 10 ordinary shares. The ratio change resulted in a reverse split on the Company’s ADSs on the basis of one new ADS for every 10 old ADSs held.
Capital reduction			$ (846,116)									$ (81,150)	¥ 10,000,000	¥ 99,000,000
Designated on capital reduced			15,870,723	¥ 1,856,786,684			$ (779,707)	¥ 91,221,358
Total restricted net assets | $							$ 27,027,266		$ 27,027,266	$ 26,979,030
ADS [Member]
Shareholders’ Equity [Line Items]
Purchase price (in Dollars per share) | $ / shares					$ 0.67
Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Sale of shares (in Shares)					597,015
Minimum [Member]
Shareholders’ Equity [Line Items]
Capital reduction			(15,870,723)									(779,707)	91,221,358	1,856,786,684
Maximum [Member]
Shareholders’ Equity [Line Items]
Capital reduction			$ (16,716,839)									$ (860,857)	¥ 101,221,358	¥ 1,955,786,684
ADS [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued (in Shares)						250,000